Income Taxes - Components of loss before income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Income Taxes
Loss before income tax expense	$ (11,788)	$ (14,514)	$ (24,540)	$ (26,379)
Mariadb Corporation Ab
Income Taxes
Loss before income tax expense					$ (48,570)	$ (25,358)
Domestic | Mariadb Corporation Ab
Income Taxes
Loss before income tax expense					(11,785)	(17,340)
Foreign | Mariadb Corporation Ab
Income Taxes
Loss before income tax expense					$ (36,785)	$ (8,018)